Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
The Future Fund Long/Short ETF | The Future Fund Long/Short ETF
Prospectus [Line Items]
Annual Return [Percent]	7.60%	17.54%
One Global ETF | One Global ETF
Prospectus [Line Items]
Annual Return [Percent]	19.42%	23.96%	38.93%	(39.40%)